GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of Intangible Assets and Goodwill

The following table presents our goodwill and intangible assets as of December 31, 2021 and 2020,

	As of December 31,
	2021	2020
Goodwill	$66,420	$66,420
Intangible assets with indefinite lives	12,028	12,028
Intangible assets with definitive lives, net	51,680	59,562

Schedule of Change in Goodwill by reportable segments

	Travel	SAAS
	Marketplace	Platform	Total
Balance as of December 31, 2019	$27,277	$—	$27,277
Additions	31,722	7,421	39,143
Impairment charges	—	—	—
Balance as of December 31, 2020	58,999	7,421	66,420
Additions	—	—	—
Impairment charges	—	—	—
Balance as of December 31, 2021	$58,999	$7,421	$66,420

Schedule of Finite-Lived Intangible assets, net

Year ending December 31,
2022	$6,337
2023	6,337
2024	6,337
2025	6,163
2026	5,815
Thereafter	20,691
$51,680

Schedule of estimated future amortization expense

Definite life Intangible assets, net consisted of the following as of December 31, 2021:

	Weighted-
	average
	Remaining	Gross
	Useful Life	Carrying	Accumulated	Net Carrying
	(in years)	Amount	Amortization	Amount
Customer relationships	5.57	$60,778	$(24,613)	$36,165
Trade name	9.95	9,580	(4,816)	4,764
Acquired technology	—	7,430	(7,430)	—
Supplier relationships	13.02	5,767	(769)	4,998
Developed technology	8.24	7,220	(1,467)	5,753
Covenants not to compete	—	332	(332)	—
Balances as of December 31, 2021		$91,107	$(39,427)	$51,680

Definite life intangible assets, net consisted of the following as of December 31, 2020:

	Weighted-
	average
	Remaining	Gross
	Useful Life	Carrying	Accumulated	Net Carrying
	(in years)	Amount	Amortization	Amount
Customer relationships	6.57	$60,778	$(18,953)	$41,825
Trade name	10.95	9,580	(4,337)	5,243
Acquired technology	0.75	7,430	(6,873)	557
Supplier relationships	14.02	5,767	(376)	5,391
Developed technology	9.24	7,220	(674)	6,546
Covenants not to compete	—	332	(332)	—
Balances as of December 31, 2020		$91,107	$(31,545)	$59,562